Note 14 - Segments and Geographic Information (Details) - Long-lived Assets by Geographic Area - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Note 14 - Segments and Geographic Information (Details) - Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	$ 198	$ 187	[1]	$ 128
UNITED STATES
Note 14 - Segments and Geographic Information (Details) - Long-lived Assets by Geographic Area [Line Items]
Long-lived assets		60		98
CANADA
Note 14 - Segments and Geographic Information (Details) - Long-lived Assets by Geographic Area [Line Items]
Long-lived assets		21		$ 30
Europe [Member]
Note 14 - Segments and Geographic Information (Details) - Long-lived Assets by Geographic Area [Line Items]
Long-lived assets		$ 106

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.